Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of October 2014
Collection Period Start	1-Oct-14	Distribution Date	17-Nov-14
Collection Period End	31-Oct-14	30/360 Days	30
Beg. of Interest Period	15-Oct-14	Actual/360 Days	33
End of Interest Period	17-Nov-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	742,841,284.95	718,445,192.49	0.7453836
Total Securities		963,859,720.12	742,841,284.95	718,445,192.49	0.7453836
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	103,938,134.46	94,580,729.13	0.6755766
Class A-2b Notes	0.423300%	225,000,000.00	167,043,430.37	152,004,743.24	0.6755766
Class A-3 Notes	0.750000%	193,000,000.00	193,000,000.00	193,000,000.00	1.0000000
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	9,357,405.33	49,370.61	66.8386095	0.3526472
Class A-2b Notes	15,038,687.13	64,817.03	66.8386095	0.2880757
Class A-3 Notes	0.00	120,625.00	0.0000000	0.6250000
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	24,396,092.46	322,979.31

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,651,787.20
Monthly Interest				3,309,676.08
Total Monthly Payments				13,961,463.28

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				390,401.74
Aggregate Sales Proceeds Advance				5,830,026.85
Total Advances				6,220,428.59

Vehicle Disposition Proceeds:
Reallocation Payments				5,680,576.00
Repurchase Payments				160,485.40
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,598,530.69
Excess Wear and Tear and Excess Mileage				23,731.59
Remaining Payoffs				0.00
Net Insurance Proceeds				497,670.61
Residual Value Surplus				45,534.49
Total Collections				34,188,420.65

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	5,025,093.00			353
Involuntary Repossession	152,273.00			10
Voluntary Repossession	209,138.00			12
Full Termination	294,072.00			24
Bankruptcy	-			-
Insurance Payoff		493,289.49		26
Customer Payoff			58,612.50	4
Grounding Dealer Payoff			5,145,401.30	257
Dealer Purchase			1,684,988.01	78
Total	5,680,576.00	493,289.49	6,889,001.81	764

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of October 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	38,417	837,770,973.73	7.00000%	742,841,284.95
Total Depreciation Received		(11,630,724.37)		(9,417,030.16)
Principal Amount of Gross Losses	(44)	(906,726.40)		(802,430.48)
Repurchase / Reallocation	(10)	(183,855.33)		(160,485.40)
Early Terminations	(390)	(7,368,192.61)		(6,537,340.05)
Scheduled Terminations	(433)	(8,324,022.93)		(7,478,806.37)
Pool Balance - End of Period	37,540	809,357,452.09		718,445,192.49

Remaining Pool Balance
Lease Payment				168,581,676.44
Residual Value				549,863,516.05
Total				718,445,192.49

III. DISTRIBUTIONS

Total Collections					34,188,420.65
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					34,188,420.65

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					456,670.53
3. Reimbursement of Sales Proceeds Advance					3,702,267.23
4. Servicing Fee:
Servicing Fee Due					619,034.40
Servicing Fee Paid					619,034.40
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					4,777,972.16

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					49,370.61

Class A-2 Notes Monthly Interest Paid					49,370.61
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					64,817.03

Class A-2 Notes Monthly Interest Paid					64,817.03
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					120,625.00

Class A-3 Notes Monthly Interest Paid					120,625.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of October 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	322,979.31
Total Note and Certificate Monthly Interest Paid	322,979.31
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	29,087,469.18

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	24,396,092.46

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	24,396,092.46
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,691,376.72

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of October 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,691,376.72
Gross Reserve Account Balance		19,149,272.52
Remaining Available Collections Released to Seller		4,691,376.72
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		12.83
Monthly Prepayment Speed		92%
Lifetime Prepayment Speed		75%

	$	units
Recoveries of Defaulted and Casualty Receivables	926,236.15
Securitization Value of Defaulted Receivables and Casualty Receivables	802,430.48	44
Aggregate Defaulted and Casualty Gain (Loss)	123,805.67
Pool Balance at Beginning of Collection Period	742,841,284.95
Net Loss Ratio	0.0167%

Cumulative Net Losses for all Periods	0.1021%	983,756.10

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,679,705.72	258
61-90 Days Delinquent	965,511.26	46
91-120+ Days Delinquent	302,825.37	16
Total Delinquent Receivables:	5,948,042.35	320
60+ Days Delinquencies as Percentage of Receivables	0.17%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	5,319,165.00	377
Securitization Value	6,200,904.44
Aggregate Residual Gain (Loss)	(881,739.44)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	24,562,209.49	1,601
Cumulative Securitization Value	28,051,698.60
Cumulative Residual Gain (Loss)	(3,489,489.11)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		5,353,853.41
Reimbursement of Outstanding Advance		3,702,267.23
Additional Advances for current period		5,830,026.85
Ending Balance of Residual Advance		7,481,613.03

Beginning Balance of Payment Advance		1,289,341.22
Reimbursement of Outstanding Payment Advance		456,670.53
Additional Payment Advances for current period		390,401.74
Ending Balance of Payment Advance		1,223,072.43

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of October 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No